SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($)	Feb. 01, 2021	Mar. 31, 2021	Feb. 26, 2021
Subsequent Event [Line Items]
Amount of investment by shareholders in form of newly designated Series C Convertible Preferred Stock		$ 4,500,000	$ 4,500,000
PPP Cares Act loan [Member]
Subsequent Event [Line Items]
Debt amount foregiven by Small Business Administration	$ 1,421,395